Note 5 - Personnel Expenses, Including Share-based Remuneration - Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Salaries, including bonuses	$ 43,440	$ 40,301	$ 42,185
Social security tax, excluding amounts related to share-based remuneration	5,371	4,624	3,774
External temporary hires	8,617	7,090	2,474
Defined contribution pension expense	4,477	3,279	3,616
Other personnel-related expenses	2,080	2,103	4,345
Total personnel expenses, excluding share-based remuneration	63,984	57,397	56,395
Share-based remuneration, including related social security tax	10,466	4,706	5,928
Total personnel expenses, including share-based remuneration	$ 74,450	$ 62,103	$ 62,323